PEARL MUTUAL FUNDS

2610 Park Avenue, PO Box 209

Muscatine, Iowa 52761

May 2, 2008

BY EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Pearl Mutual Funds

1933 Act Registration No. 333-53390

1940 Act Registration No. 811-10261

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Pearl Mutual Funds (the “Trust”) certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on April 29, 2008.

Very truly yours,

PEARL MUTUAL FUNDS

/s/ Robert H. Solt
Robert H. Solt Trustee, President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, and Treasurer